Note 19 - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Trade and other payables [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Trade payables	4,807	5,554	5,675	3,806
Accruals	370	2,247	1,952	3,008
Related party payable	504	1,527	1,378	1,838
Payroll liabilities	1,383	1,209	1,165	504
Sales tax payable	496	1,054	764	310
Contract liabilities	6,013	10,095	4,978	1,544
Other creditors	1,822	2,953	2,011	3,072
Total	15,395	24,639	17,923	14,082